UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-01402
CONTINENTAL ASSURANCE COMPANY
SEPARATE ACCOUNT (B)

(Exact name of registrant as specified in charter)
333 South Wabash Avenue, Chicago, IL	60604
(Address of principal executive offices)	(Zip code)
Lynne Gugenheim
333 South Wabash Avenue, 23S
Chicago, IL 60604
(Name and address of agent for service)
Registrant's telephone number, including area code: (312) 822-4921
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited)
March 31, 2011	Number of Shares	Fair Value	% of Net Assets
(All investments are in securities of unaffiliated issuers)
COMMON STOCKS(*):

CONSUMER DISCRETIONARY
Kohl's Corporation	15,000	$795,600
Marriott International, Inc. - Class A	16,337	581,270
		1,376,870	6.7%

CONSUMER STAPLES
The Coca-Cola Company	15,000	995,250
Costco Wholesale Corporation	14,500	1,063,140
CVS Caremark Corporation	20,000	686,400
Molson Coors Brewing Company - Class B	16,500	773,685
The Procter & Gamble Company	7,000	431,200
		3,949,675	19.3%

ENERGY
Halliburton Company	11,500	573,160	2.8%

FINANCIALS
JPMorgan Chase & Co.	19,000	875,900
Morgan Stanley	30,000	819,600
		1,695,500	8.3%

HEALTH CARE
Gilead Sciences, Inc.(**)	20,000	848,800
Pharmaceutical HOLDRS (SM) Trust(***)	9,000	594,990
		1,443,790	7.0%

INDUSTRIALS
The Boeing Company	6,250	462,063
CSX Corporation	13,500	1,061,100
Deere & Company	11,500	1,114,235
Fluor Corporation	10,000	736,600
General Electric Company	8,000	160,400
United Technologies Corporation	9,000	761,850
		4,296,248	20.9%

(*)	All common stock holdings are of U.S. domiciled companies.
(**)	Denotes non-income producing holdings.
(***)	A trust consisting of approximately 20 common stocks.

Continental Assurance Company Separate Account (B)
Schedule of Investments (Unaudited) - continued
March 31, 2011	Number of Shares	Fair Value	% of Net Assets
(All investments are in securities of unaffiliated issuers)
COMMON STOCKS - continued:

INFORMATION TECHNOLOGY
Corning Incorporated	35,000	722,050
Google Inc. - Class A(**)	1,500	879,315
Hewlett-Packard Company	19,500	798,915
International Business Machines Corporation	7,500	1,223,025
MasterCard Incorporated - Class A	3,000	755,160
Visa Inc. - Class A	8,000	588,960
		4,967,425	24.2%

MATERIALS
E.I. du Pont de Nemours and Company	17,500	961,975
Praxair, Inc.	10,000	1,016,000
		1,977,975	9.7%

Total Common Stocks		20,280,643	98.9%

SHORT TERM INVESTMENT:

MONEY MARKET
JPMorgan U.S. Government Money Market Fund		70,728	0.3%

Total Short Term Investment		70,728	0.3%

TOTAL INVESTMENTS		20,351,371	99.2%

OTHER ASSETS LESS LIABILITIES		157,085	0.8%

TOTAL PARTICIPANTS’ EQUITY		$20,508,456	100.0%

(*)	All common stock holdings are of U.S. domiciled companies.
(**)	Denotes non-income producing holdings.
(***)	A trust consisting of approximately 20 common stocks.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

By:	/s/ THOMAS C. SCOTT
Thomas C. Scott
(Principal Executive Officer)

Date:	May 13, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SCOTT
Thomas C. Scott
(Principal Executive Officer)

Date:	May 13, 2011

By:	/s/ LAWRENCE J. BOYSEN
Lawrence J. Boysen
(Principal Financial and Accounting Officer)

Date:	May 13, 2011

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